                     CLASS A, CLASS B AND CLASS C SHARES OF

                           AIM DEVELOPING MARKETS FUND

                         Supplement dated June 12, 2003
                      to the Prospectus dated March 3, 2003
                          as supplemented May 23, 2003


The following replaces in its entirety the table appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE - FEE TABLE - ANNUAL FUND OPERATING EXPENSES" on page 4 of the Prospectus:

         "ANNUAL FUND OPERATING EXPENSES(3)
         ---------------------------------------------------------------------------------------
         (expenses that are deducted
         from fund assets)                          CLASS A           CLASS B          CLASS C
         ---------------------------------------------------------------------------------------
         Management Fees                             0.98%             0.98%            0.98%

         Distribution and/or
         Service (12b-1) Fees                        0.46              1.00             1.00

         Other Expenses                              0.91              0.91             0.91

         Total Annual Fund
         Operating Expenses                          2.35              2.89             2.89

         Fee Waivers(4)                              0.35              0.35             0.35

         Net Expenses(5)                             2.00              2.54             2.54
         ---------------------------------------------------------------------------------------

    (1) If you buy $1,000,000 or more of Class A Shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.
    (2) Effective November 1, 2002, if you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
    (3) There is no guarantee that actual expenses will be the same as those shown in the table.
    (4) Fee waiver has been restated to reflect current agreement. The investment advisor has contractually agreed to limit Total Annual Fund Operating Expenses (excluding interest, taxes, dividends on short sales, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees, and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the Total Annual Fund Operating Expenses of Class A to 2.00% (e.g., if AIM waives 0.35% of Class A expenses, AIM will also waive 0.35% of Class B and Class C expenses). The expense limitation agreement is in effect through October 31, 2004.
    (5) Total Annual Operating Expenses net of waivers and reimbursements for the fiscal year ended October 31, 2002 for Class A, Class B and Class C shares were 1.84%, 2.38% and 2.38%, respectively.


You may also be charged a transaction or other fee by the financial institution managing your account.
         As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge."


Effective on or about August 18, 2003, the following information replaces in its entirety the information appearing under the heading "PURCHASING SHARES - MINIMUM INVESTMENTS PER AIM FUND ACCOUNT" on page A-3 of the Prospectus:

"There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts (except for investments in AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund) are as follows:

                                                          INITIAL                                     ADDITIONAL
TYPE OF ACCOUNT                                         INVESTMENTS                                  INVESTMENTS
-------------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans                    $    0 ($25 per AIM Fund                          $50
(includes section 401, 403 and 457 plans,                  investment for salary
and SEP, SARSEP and SIMPLE IRA plans)                      deferrals from Employer-
                                                           Sponsored Retirement
                                                           Plans)

Systematic Purchase Plan                                   50                                             50

IRA, Roth IRA, or Coverdell ESA                           250                                             50

All other accounts                                      1,000                                             50
-------------------------------------------------------------------------------------------------------------------

The minimum initial investment for AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund (the Special Opportunities Funds) accounts is $10,000. The minimum subsequent investment is $1,000. The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000."

                     CLASS A, CLASS B AND CLASS C SHARES OF

                             AIM GLOBAL ENERGY FUND

                         Supplement dated June 12, 2003
                      to the Prospectus dated March 3, 2003


The Board of Trustees of AIM Investment Funds ("Seller") approved, on June 11, 2003, an Agreement and Plan of Reorganization (the "Plan") pursuant to which AIM Global Energy Fund ("Selling Fund"), a series of Seller, would transfer all of its assets and liabilities to INVESCO Energy Fund ("Buying Fund"), a series of INVESCO Sector Funds, Inc. (the "Reorganization"). As a result of the Reorganization, shareholders of Selling Fund would receive shares of Buying Fund in exchange for their shares of Selling Fund, and Selling Fund would cease operations.

INVESCO Funds Group, Inc. ("INVESCO") serves as the investment advisor to Buying Fund and A I M Advisors, Inc. ("AIM") serves as the investment advisor to Selling Fund. Both investment advisors are wholly owned subsidiaries of AMVESCAP PLC ("AMVESCAP"), an independent global investment management company. The Reorganization is part of an integration initiative announced on March 27, 2003, by AMVESCAP, with respect to its North American mutual fund operations.

One component of AMVESCAP's integration initiative is the rationalization and streamlining of the various funds within The AIM Family of Funds--Registered Trademark-- and the INVESCO Family of Funds. In that regard, AMVESCAP has undertaken an extensive review of these funds and concluded that it would be appropriate to reduce the number of smaller and less efficient funds that compete in the same space for shareholder assets and to consolidate certain funds having similar investment objectives and strategies. Reducing the number of funds both within The AIM Family of Funds--Registered Trademark-- and the INVESCO Family of Funds will allow AIM and INVESCO to concentrate on managing their core products.

In AMVESCAP's view, INVESCO has best developed the expertise and resources for managing funds with an investment objective and strategies similar to those of Selling Fund and should therefore manage the combined fund. AMVESCAP's belief is that the Reorganization will allow Buying Fund the best available opportunities for investment management, growth prospects and potential economies of scale.

The Board of Trustees of Seller (the "Board"), including the independent trustees, has determined that the Reorganization is in the best interests of Selling Fund and that the interests of the shareholders of Selling Fund will not be diluted as a result of the Reorganization.

The investment objectives of Selling Fund and Buying Fund are similar. The investment objective of Selling Fund is long-term growth of capital. The investment objective of Buying Fund is capital growth.

The Plan requires approval of Selling Fund's shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or around October 28, 2003. If the Plan is approved by shareholders of Selling Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective shortly thereafter.

It is anticipated that Selling Fund will be closed to new investors during the fourth quarter of 2003.


The following replaces in its entirety the table appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE - FEE TABLE - ANNUAL FUND OPERATING EXPENSES" on page 4 of the Prospectus:

         "ANNUAL FUND OPERATING EXPENSES(3)
         --------------------------------------------------------------------------------------
         (expenses that are deducted
         from fund assets)                          CLASS A           CLASS B          CLASS C
         --------------------------------------------------------------------------------------
         Management Fees                             0.98%             0.98%            0.98%

         Distribution and/or
         Service (12b-1) Fees                        0.50              1.00             1.00

         Other Expenses                              1.28              1.28             1.28

         Total Annual Fund
         Operating Expenses                          2.76              3.26             3.26

         Fee Waivers(4)                              0.76              0.76             0.76

         Net Expenses                                2.00              2.50             2.50
         --------------------------------------------------------------------------------------

    (1) If you buy $1,000,000 or more of Class A Shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.
    (2) Effective November 1, 2002, if you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
    (3) There is no guarantee that actual expenses will be the same as those shown in the table.
    (4) The investment advisor has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding interest, taxes, dividends on short sales, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees, and increases in expenses due to expense offset arrangements, if any) on Class A, Class B and Class C shares to 2.00%, 2.50% and 2.50%, respectively. The expense limitation agreement is in effect through October 31, 2004.

You may also be charged a transaction or other fee by the financial institution managing your account.

         As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge."

Effective July 1, 2003, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 5 of the prospectus:

         "The following individual is primarily responsible for the day-to-day management of the fund's portfolio holdings:

         John S. Segner, a senior vice president of INVESCO, is the portfolio manager of the fund. Before joining INVESCO in 1997, John was a managing director and principal with The Mitchell Group, Inc. He holds an M.B.A. in Finance from the University of Texas-Austin and a B.S. in Civil Engineering from the University of Alabama."


Effective on or about August 18, 2003, the following information replaces in its entirety the information appearing under the heading "PURCHASING SHARES - MINIMUM INVESTMENTS PER AIM FUND ACCOUNT" on page A-3 of the Prospectus:

"There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts (except for investments in AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund) are as follows:

                                                         INITIAL                                     ADDITIONAL
TYPE OF ACCOUNT                                        INVESTMENTS                                  INVESTMENTS
------------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans                   $    0 ($25 per AIM Fund                          $50
(includes section 401, 403 and 457 plans,                 investment for salary
and SEP, SARSEP and SIMPLE IRA plans)                     deferrals from Employer-
                                                          Sponsored Retirement
                                                          Plans)

Systematic Purchase Plan                                  50                                             50

IRA, Roth IRA, or Coverdell ESA                          250                                             50

All other accounts                                     1,000                                             50
------------------------------------------------------------------------------------------------------------------

The minimum initial investment for AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund (the Special Opportunities Funds) accounts is $10,000. The minimum subsequent investment is $1,000. The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000."

                     CLASS A, CLASS B AND CLASS C SHARES OF

                       AIM GLOBAL FINANCIAL SERVICES FUND

                         Supplement dated June 12, 2003
                      to the Prospectus dated March 3, 2003

The Board of Trustees of AIM Investment Funds ("Seller") approved, on June 11, 2003, an Agreement and Plan of Reorganization (the "Plan") pursuant to which AIM Global Financial Services Fund ("Selling Fund"), a series of Seller, would transfer all of its assets and liabilities to INVESCO Financial Services Fund ("Buying Fund"), a series of INVESCO Sector Funds, Inc. ("the Reorganization"). As a result of the Reorganization, shareholders of Selling Fund would receive shares of Buying Fund in exchange for their shares of Selling Fund, and Selling Fund would cease operations.

INVESCO Funds Group, Inc. ("INVESCO") serves as the investment advisor to Buying Fund and A I M Advisors, Inc. ("AIM") serves as the investment advisor to Selling Fund. Both investment advisors are wholly owned subsidiaries of AMVESCAP PLC ("AMVESCAP"), an independent global investment management company. The Reorganization is part of an integration initiative announced on March 27, 2003, by AMVESCAP, with respect to its North American mutual fund operations.

One component of AMVESCAP's integration initiative is the rationalization and streamlining of the various funds within The AIM Family of Funds--Registered Trademark-- and the INVESCO Family of Funds. In that regard, AMVESCAP has undertaken an extensive review of these funds and concluded that it would be appropriate to reduce the number of smaller and less efficient funds that compete in the same space for shareholder assets and to consolidate certain funds having similar investment objectives and strategies. Reducing the number of funds both within The AIM Family of Funds--Registered Trademark-- and the INVESCO Family of Funds will allow AIM and INVESCO to concentrate on managing their core products.

In AMVESCAP's view, INVESCO has best developed the expertise and resources for managing funds with an investment objective and strategies similar to those of Selling Fund and should therefore manage the combined fund. AMVESCAP's belief is that the Reorganization will allow Buying Fund the best available opportunities for investment management, growth prospects and potential economies of scale.

The Board of Trustees of Seller (the "Board"), including the independent trustees, has determined that the Reorganization is in the best interests of Selling Fund and that the interests of the shareholders of Selling Fund will not be diluted as a result of the Reorganization.

The investment objectives of Selling Fund and Buying Fund are similar. The investment objective of Selling Fund is long-term growth of capital. The investment objective of Buying Fund is capital growth.

The Plan requires approval of Selling Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or around October 28, 2003. If the Plan is approved by shareholders of Selling Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective shortly thereafter.

It is anticipated that Selling Fund will be closed to new investors during the fourth quarter of 2003.

Effective July 1, 2003, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 4 of the prospectus:

      "The following individual is primarily responsible for the day-to-day management of the fund's portfolio holdings:

      Joseph W. Skornicka, a vice president of INVESCO, is the portfolio manager of the fund. Before joining INVESCO in 2001, Joe was a senior equity analyst and fund manager with Munder Capital Management and an assistant vice president for Comerica Incorporated. He is a CFA charterholder. Joe holds an M.B.A. from the University of Michigan and a B.A. from Michigan State University."

Effective on or about August 18, 2003, the following information replaces in its entirety the information appearing under the heading "PURCHASING SHARES - MINIMUM INVESTMENTS PER AIM FUND ACCOUNT" on page A-3 of the Prospectus:

"There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts (except for investments in AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund) are as follows:

                                                         INITIAL                            ADDITIONAL
TYPE OF ACCOUNT                                        INVESTMENTS                          INVESTMENTS
-------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans                $    0 ($25 per AIM Fund                     $50
(includes section 401, 403 and 457 plans,              investment for salary
and SEP, SARSEP and SIMPLE IRA plans)                  deferrals from Employer-
                                                       Sponsored Retirement
                                                       Plans)

Systematic Purchase Plan                               50                                        50

IRA, Roth IRA, or Coverdell ESA                       250                                        50

All other accounts                                  1,000                                        50

-------------------------------------------------------------------------------------------------------

The minimum initial investment for AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund (the Special Opportunities Funds) accounts is $10,000. The minimum subsequent investment is $1,000. The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000."

                     CLASS A, CLASS B AND CLASS C SHARES OF

                     AIM GLOBAL SCIENCE AND TECHNOLOGY FUND

                         Supplement dated June 12, 2003
                      to the Prospectus dated March 3, 2003

The Board of Trustees of AIM Investment Funds ("Seller") approved, on June 11, 2003, an Agreement and Plan of Reorganization (the "Plan") pursuant to which AIM Global Science and Technology Fund ("Selling Fund"), a series of Seller, would transfer all of its assets and liabilities to INVESCO Technology Fund ("Buying Fund"), a series of INVESCO Sector Funds, Inc. (the "Reorganizaton"). As a result of the Reorganization, shareholders of Selling Fund would receive shares of Buying Fund in exchange for their shares of Selling Fund, and Selling Fund would cease operations.

INVESCO Funds Group, Inc. ("INVESCO") serves as the investment advisor to Buying Fund and A I M Advisors, Inc. ("AIM") serves as the investment advisor to Selling Fund. Both investment advisors are wholly owned subsidiaries of AMVESCAP PLC ("AMVESCAP"), an independent global investment management company. The Reorganization is part of an integration initiative announced on March 27, 2003, by AMVESCAP, with respect to its North American mutual fund operations.

One component of AMVESCAP's integration initiative is the rationalization and streamlining of the various funds within The AIM Family of Funds--Registered Trademark-- and the INVESCO Family of Funds. In that regard, AMVESCAP has undertaken an extensive review of these funds and concluded that it would be appropriate to reduce the number of smaller and less efficient funds that compete in the same space for shareholder assets and to consolidate certain funds having similar investment objectives and strategies. Reducing the number of funds both within The AIM Family of Funds--Registered Trademark-- and the INVESCO Family of Funds will allow AIM and INVESCO to concentrate on managing their core products.

In AMVESCAP's view, INVESCO has best developed the expertise and resources for managing funds with an investment objective and strategies similar to those of Selling Fund and should therefore manage the combined fund. AMVESCAP's belief is that the Reorganization will allow Buying Fund the best available opportunities for investment management, growth prospects and potential economies of scale.

The Board of Trustees of Seller (the "Board"), including the independent trustees, has determined that the Reorganization is in the best interests of Selling Fund and that the interests of the shareholders of Selling Fund will not be diluted as a result of the Reorganization.

The investment objectives of Selling Fund and Buying Fund are similar. The investment objective of Selling Fund is long-term growth of capital. The investment objective of Buying Fund is capital growth.

The Plan requires approval of Selling Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or around October 28, 2003. If the Plan is approved by shareholders of Selling Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective shortly thereafter.

It is anticipated that Selling Fund will be closed to new investors during the fourth quarter of 2003.

The following replaces in its entirety the table appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE - FEE TABLE - ANNUAL FUND OPERATING EXPENSES" on page 4 of the Prospectus:

      "ANNUAL FUND OPERATING EXPENSES(3)
      ----------------------------------------------------------------------
      (expenses that are deducted
       from fund assets)                CLASS A      CLASS B     CLASS C
      ----------------------------------------------------------------------
      Management Fees                     0.97%       0.97%       0.97%

      Distribution and/or
      Service (12b-1) Fees                0.50        1.00        1.00

      Other Expenses                      1.09        1.09        1.09

      Total Annual Fund
      Operating Expenses                  2.56        3.06        3.06

      Fee Waivers(4)                      0.55        0.55        0.55

      Net Expenses                        2.01        2.51        2.51

      ----------------------------------------------------------------------

  (1) If you buy $1,000,000 or more of Class A Shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

  (2) Effective November 1, 2002, if you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

  (3) There is no guarantee that actual expenses will be the same as those shown in the table.

  (4) The investment advisor has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding interest, taxes, dividends on short sales, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees, and increases in expenses due to expense offset arrangements, if any) on Class A, Class B and Class C shares to 2.00%, 2.50% and 2.50%, respectively. The expense limitation agreement is in effect through October 31, 2004.

 You may also be charged a transaction or other fee by the financial institution managing your account.

      As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge."

Effective July 1, 2003, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 5 of the prospectus:

      "The following individual is responsible for the day-to-day management of the fund's portfolio holdings:

      William R. Keithler, Director of Sector Management and a senior vice president of INVESCO, is the portfolio manager of the fund. Before rejoining INVESCO in 1998, Bill was a portfolio manager with Berger Associates, Inc. He is a CFA charterholder. Bill holds an M.S. from the University of Wisconsin - Madison and a B.A. from Webster College."

Effective on or about August 18, 2003, the following information replaces in its entirety the information appearing under the heading "PURCHASING SHARES - MINIMUM INVESTMENTS PER AIM FUND ACCOUNT" on page A-3 of the Prospectus:

"There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts (except for investments in AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund) are as follows:

                                                         INITIAL                            ADDITIONAL
TYPE OF ACCOUNT                                        INVESTMENTS                          INVESTMENTS
-------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans                $    0 ($25 per AIM Fund                     $50
(includes section 401, 403 and 457 plans,              investment for salary
and SEP, SARSEP and SIMPLE IRA plans)                  deferrals from Employer-
                                                       Sponsored Retirement
                                                       Plans)

Systematic Purchase Plan                               50                                        50

IRA, Roth IRA, or Coverdell ESA                       250                                        50

All other accounts                                  1,000                                        50

-------------------------------------------------------------------------------------------------------

The minimum initial investment for AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund (the Special Opportunities Funds) accounts is $10,000. The minimum subsequent investment is $1,000. The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000."

                           AIM DEVELOPING MARKETS FUND
                             AIM GLOBAL ENERGY FUND
                       AIM GLOBAL FINANCIAL SERVICES FUND
                           AIM GLOBAL HEALTH CARE FUND
                     AIM GLOBAL SCIENCE AND TECHNOLOGY FUND
                                 AIM LIBRA FUND
                            AIM STRATEGIC INCOME FUND

                   (SERIES PORTFOLIOS OF AIM INVESTMENT FUNDS)

                      Supplement dated June 12, 2003 to the
             Statement of Additional Information dated March 3, 2003
                           as supplemented May 2, 2003


The following information replaces paragraphs eight through nine in their entirety under the heading "INVESTMENT ADVISORY AND OTHER SERVICES - INVESTMENT ADVISOR" on page 34 of the Statement of Additional Information:

               "AIM has voluntarily agreed to waive a portion of advisory fees payable by each Fund. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of each Fund's investment of uninvested cash in an Affiliated Money Market Fund. Termination of this agreement requires approval by the Board of Trustees. See "Description of the Funds and Their Investments and Risks - Investment Strategies and Risks - Other Investments - Other Investment Companies.

               AIM has contractually agreed through October 31, 2004, to limit total annual fund operating expenses (excluding interest, taxes, dividends on short sales, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees, and increases in expenses due to expense offset arrangements, if any) on (1) AIM Global Energy Fund's and AIM Global Science and Technology Fund's Class A, Class B and Class C shares to 2.00%, 2.50% and 2.50%, respectively, and (2) on AIM Developing Markets Fund's Class A, Class B and Class C shares to the extent necessary to limit the total operating expenses on Class A shares to 2.00% (e.g., if AIM waives 0.35% of Class A expenses, AIM will also waive 0.35% of Class B and Class C expenses). Such contractual fee waivers or reductions are set forth in the Fee Table to each Fund's Prospectus and may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund."

The following information replaces in its entirety the fifth paragraph under the heading "BROKERAGE ALLOCATION AND OTHER PRACTICES - BROKERAGE SELECTION" on page 39 of the Statement of Additional Information:

               "AIM may determine target levels of brokerage business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Funds and other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") in particular, including sales of the Funds and of the other AIM Funds. In connection with (3) above, the Funds' trades may be executed directly by dealers that sell shares of the AIM Funds or by other broker- dealers with which such dealers have clearing arrangements, consistent with obtaining best execution. AIM will not enter into a binding commitment with brokers to place trades with such brokers involving brokerage commissions in precise amounts."

The following information is added at the beginning of the section appearing under the heading "TRUSTEES AND OFFICERS - OTHER OFFICERS" in Appendix B in the Statement of Additional Information:

------------------------------------------------------------------------------------------
"Kevin M. Carome(3) - 1956    2003   Director, Senior Vice President and           N/A"
Senior Vice President                General Counsel, A I M Management
                                     Group Inc. (financial services holding
                                     company) and A I M Advisors, Inc.; and
                                     Vice President, A I M Capital
                                     Management, Inc., A I M Distributors,
                                     Inc. and A I M Fund Services;
                                     Director, Vice President and General
                                     Counsel, Fund Management Company

                                     Formerly:  Senior Vice President and
                                     General Counsel, Liberty Financial
                                     Companies, Inc.; and Senior Vice
                                     President and General Counsel, Liberty
                                     Funds Group, LLC
------------------------------------------------------------------------------------------

The following information is added at the end of the section appearing under the heading "TRUSTEES AND OFFICERS - OTHER OFFICERS" in Appendix B in the Statement of Additional Information:

------------------------------------------------------------------------------------------
"Nancy L. Martin(5) - 1957    2003   Vice President, A I M Advisors, Inc.;         N/A"
Secretary                            and Vice President and General
                                     Counsel, A I M Capital Management, Inc.
------------------------------------------------------------------------------------------

-----------------
(3)  Mr. Carome became Senior Vice President of the Trust on May 13, 2003.

(5)  Ms. Martin became Secretary of the Trust on April 1, 2003.